Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 4 Summary of Significant Accounting Policies

Development Stage

The Company's financial statements are presented as those of a development stage enterprise. Activities during the development stage primarily include implementation of the business plan, and obtaining additional debt and/or equity related financing.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.

Such estimates and assumptions impact, among others, the following: net realizable value of property, equipment and inventory and related potential obsolescence, valuation and potential impairment associated with intangible assets, fair value of share-based payments, estimates and the valuation allowance for deferred tax assets due to continuing and expected future operating losses.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from estimates.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents.  There were no cash equivalents at March 31, 2012 and December 31, 2011, respectively.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The Company believes it is not exposed to any significant credit risk on cash and short-term investments due to the temporary unlimited deposit insurance coverage at all FDIC-insured depository institutions through December 31, 2012.

Due from Factor

In January 2012, the Company entered into a factoring agreement whereby it sells its wholesale trade accounts receivable to a factor without recourse. Under the agreement, the factor assumes the risk of loss resulting from a customer's financial inability to pay at maturity, in exchange for a fee of 1.25% on the first $5,000,000 in gross factored receivables.  The fee for factored receivables in excess of $5,000,000 is 1.00%.  The minimum aggregate factoring charge payable under the agreement is $50,000 per year.

As part of the agreement, the factor provides all credit and collections support for the Company. Upon collection, the factor reimburses the Company for purchased invoices on a semi-weekly basis, net of factoring fees and chargebacks.

Amounts due from factor consist of the following as of March 31, 2012 and December 31, 2011:

	2012	2011

Receivables sold to factor	$36,481	$-
Factoring fees (1)	(14,453)	-
Due from factor, net	$22,028	$-

(1)	In addition to the fee based on receivables sold to factor, this amount includes an amortization of the annual minimum aggregate factoring charge as well as one-time setup and legal fees.

Inventory

Inventory consists of finished goods. The cost of finished goods inventory includes all costs incurred to bring inventory to its existing condition and location including product costs, inbound freight and duty.

Inventory is valued on a lower of cost or market basis based upon the weighted average method of inventory costing.  Market value is estimated based upon assumptions made about future demand and retail market conditions.  If the Company determines that the estimated market value of its inventory is less than the carrying value of such inventory, it records a charge to cost of goods sold to reflect the lower of cost or market.  The Company has not recorded any adjustments for net realizable value during the three months ended March 31, 2012.

Deposits

Deposits are generally required by the manufacturer in order to produce inventory.

Prepaid Expenses

Prepaid expenses consist of the following as of March 31, 2012 and December 31, 2011:

	2012			2011
	Cash	Common Stock	Total	Cash	Common Stock	Total

Investor relations	$-	$654,844	$654,844	$22,812	$773,906	$796,718
Marketing	395,259	808,984	1,204,243	460,038	1,078,645	1,538,683
Other	36,216	-	36,216	53,596	-	53,596
Total prepaid expenses	431,475	1,463,468	1,895,303	536,446	1,852,551	2,388,997
Less current portion	(431,475)	(1,285,234)	(1,716,709)	(536,446)	(1,554,895)	(2,091,341)
Prepaid expenses, net of current portion	$-	$178,594	$178,594	$-	$297,656	$297,656

Prepaid expenses are generally amortized over the related service period which ranges from 1 to 2 years.

The Company notes that one of its arrangements reported within prepaid expenses was modified during the quarter ending March 31, 2012.  Although the contract term did not change, the modification resulted in a change in the timing of benefits to be received over the remaining term.  As a result, the Company revised the related amortization method from specific identification to straight-line basis.  The change has no material impact on net loss for the current period.  Additionally, the Company believes the change will not have a material impact on net income (loss) in future periods during 2012.

Other Current Assets

Other current assets primarily include deferred offering costs, in the amount of $64,039, consisting of legal and filing fees relating to the Company's initial public offering on the TSX Venture Exchange.  The deferred offering costs will be offset against offering proceeds in the event the offering is successful. In the event the public offering is unsuccessful, the deferred offering costs will be expensed.  The Company anticipates that the offering will either be successful or abandoned within the next twelve months.  See also Note 11, Subsequent Events, regarding the offering.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation.   The cost of repairs and maintenance is expensed as incurred.  Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets.  Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected as a gain or loss from operations.

The estimated useful lives are:

Leasehold improvements	1 year
Computers and office equipment	5 years
Furniture and fixtures	7 years
Software	3 years
Tradeshow and event equipment	2 - 3 years

Property and equipment consist of the following as of March 31, 2012 and December 31, 2011:

	2012	2011

Leasehold improvements	$2,400	$2,400
Computers and office equipment	11,998	11,998
Software	30,500	30,500
Furniture and fixtures	4,230	4,230
Tradeshow and event equipment	7,229	-
	56,357	49,128
Accumulated depreciation	(6,481)	(1,779)
Property and equipment, net	$49,875	$47,349

Intangible Assets

Intangible assets consist of the following as of March 31, 2012 and December 31, 2011:

	2012	2011

Patent and trademarks	$44,955	$17,101
Website development, net	46,986	4,667
Domain name	136,600	-
Intangible assets, net	$228,541	$21,768

(A)           Patents and Trademarks

The Company capitalizes legal fees and filing costs associated with the development of its patents and trademarks.  Patents and trademarks are generally amortized over an estimated useful life of 5 years using the straight-line method beginning on the registration or grant date.  Patents and trademarks with indefinite useful lives are not amortized.

As of March 31, 2012 and December 31, 2011, the Company's patent and trademark costs are as follows:

	2012	2011

Patent and trademarks	$44,955	$17,101

(B)           Website Development

The Company capitalizes certain costs associated with the development of its websites.  Other costs related to the planning and maintenance of the websites are expensed as incurred.  Amortization is provided over the estimated useful life of 2 years using the straight-line method for financial statement purposes.

As of March 31, 2012 and December 31, 2011, the Company's website development costs are as follows:

	2012	2011

Website development	$50,157	$4,667
Accumulated amortization	(3,171)	-
Website development, net	$46,986	$4,667

The Company's current website was placed into service in February 2012.

(C)           Domain Name

The Company capitalized the costs associated with acquisition of its domain name, ryu.com.  The estimated useful life of the website domain is indefinite and accordingly related capitalized costs are not amortized.

As of March 31, 2012 and December 31, 2011, the Company's domain name costs are as follows:

	2012	2011

Domain name	$136,600	$-

See also Note 6, Capital Lease, regarding the future payments required under the domain lease agreement.

Impairment of Long Lived Assets

The Company periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful lives of property and equipment or whether the remaining balance of property and equipment should be evaluated for possible impairment.

In December 2011, the Company executed an agreement for the development of a new website to support the expanded web store which was launched during the first quarter of 2012.  See also Note 4 (B), Website Development.  As a result, the Company determined that there was a significant decrease in the market value of the original website and a significant adverse change in the extent or manner in which the original website would be used in subsequent periods.  Therefore, an impairment loss of $31,890 was recognized for the year ended December 31, 2011.

Revenue Recognition

The Company recognizes product revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable.

Revenue is recorded net of discounts and an allowance for estimated returns. The allowance for estimated returns is reflected as an accrued liability on the balance sheet.

Cost of Goods Sold

Cost of goods sold includes the cost of purchased finished goods, including inbound freight and duty costs associated with the delivery of goods to our locations.

Shipping and Handling Costs

Costs associated with the Company's third-party warehouse and outbound shipping and handling costs are included as a component of general and administrative expenses.  Any shipping and handling costs billed to customers is offset against shipping costs included in general and administrative expenses.

Marketing and Advertising

Marketing and advertising costs are generally expensed as incurred.  Marketing and advertising costs include endorsement expenses and marketing contracts.  Accounting for endorsement costs and marketing contracts is based upon the specific contract provisions and are generally expensed over the term of the contract, which ranges from 1 to 2 years.

Of the total amount expensed, and as reflected on the statement of operations, an allocation has been made to a related party classification for amounts incurred with an entity that the Chairman of the Board has ownership in.

Product Creation

The Company expenses product design and creation costs as incurred. Product creation expenses include share based compensation and fees paid to a consultant for the design, development, merchandising, sourcing and production of a clothing line.

Of the total amount expensed, and as reflected on the statement of operations, an allocation has been made to a related party classification for amounts incurred with an entity that is controlled by the Company's Chief Executive Officer and Chief Operating Officer.

Risks and Uncertainties

The Company intends to operate in an industry that is subject to intense competition and change in consumer demand. The Company's operations are subject to significant risk and uncertainties including financial and operational risks and the potential risk of business failure. Also see Note 3, Liquidity and Management's plan.

Share-Based Payments

The Company recognizes all forms of share-based payments, including stock option grants, warrants, restricted stock grants and stock appreciation rights, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest.

Share-based payments, excluding restricted stock, are valued using a Black-Scholes option pricing model.  Share-based payment awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period.

When computing fair value, we have considered the following variables:

●	The risk-free interest rate assumption is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant.

●	The Company has not paid any dividends on common stock since inception and does not anticipate paying dividends on common stock in the foreseeable future.

●	The expected option term is computed using the "simplified" method.

●	The expected volatility is based on the historical volatility of our common stock based on the daily quoted closing trading prices.

●	The forfeiture rate is based on the historical forfeiture rate for unvested stock options.

Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by weighted average number of shares of common stock outstanding during each period.  Diluted earnings (loss) per share is computed by dividing net income (loss), adjusted for changes in income or loss that resulted from the assumed conversion of convertible shares, by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

The Company had the following potential common stock equivalents at March 31, 2012 and December 31, 2011:

	2012	2011

Stock options, exercise price $0.69 - $2.26	3,046,170	3,045,295
Common stock warrants, conversion price $0.98 - $1.80	6,320,151	5,440,151
Total common stock equivalents	9,366,321	8,485,446

Since the Company incurred a net loss during 2012 and 2011, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive.  A separate computation of diluted earnings (loss) per share is not presented.

The Company has a total of 970,000 unvested options that will vest through December 2015 and a total of 10,000 unvested common stock warrants that will vest through May 2012.  All options and warrants are expected to vest without forfeiture.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or non-recurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level 3: Unobservable inputs reflecting the Company's assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The Company's financial instruments consisted primarily of cash, due from factor, inventory, deposits, prepaid expenses, accounts payable and accrued liabilities, accounts payable - related party, and loans payable - related party. The carrying amounts of the Company's financial instruments generally approximated their fair values as of March 31, 2012 and December 31, 2011, respectively, due to the short-term nature of these instruments.

Reclassifications

Certain prior period amounts have been reclassified to conform to current year presentation.  The reclassifications had no effect on financial condition, operations or cash flows.

Recent Accounting Pronouncements

There are no recent accounting pronouncements that are expected to have an effect on the Company's interim unaudited financial statements.

Note 3 Summary of Significant Accounting Policies

Development Stage

The Company's financial statements are presented as those of a development stage enterprise. Activities during the development stage primarily include implementation of the business plan, and obtaining additional debt and/or equity related financing.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.

Such estimates and assumptions impact, among others, the following: net realizable value of inventory and potential impairment, valuation and potential impairment of future services to be provided from prepaid stock compensation, valuation and potential impairment associated with intellectual property and website development costs, the fair value of share-based payments, estimates and the valuation allowance for deferred tax assets due to continuing and expected future operating losses.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from estimates.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents.  There were no cash equivalents at December 31, 2011 and December 31, 2010, respectively.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. At December 31, 2011 the cash in the Company's bank accounts exceeded the federally insured limits by $2,472,180.  The Company believes it is not exposed to any significant credit risk on cash and short-term investments due to the temporary unlimited deposit insurance coverage at all FDIC-insured depository institutions through December 31, 2012.

Inventory

At December 31, 2011, the Company had purchased inventory items that it does not yet physically control.  The items purchased are in route but in the possession of the carrier.

Inventory is valued on a lower of cost or market basis based upon the weighted average method of costing inventory.  Inventory consists of finished goods. A provision will be made to reduce excess or obsolete inventory to its net realizable value. The Company has not recorded any adjustments for net realizable value for the year ended December 31, 2011.

Deposits

Deposits are generally required from the manufacturer in order to produce inventory.    At December 31, 2011, the Company had paid deposits for inventory items received in 2012.

Prepaid Expenses

Includes costs incurred for prepaid commissions, insurance, marketing, promotions and professional fees.  All prepaid expenses are amortized over the estimated useful life, which ranges from 1 to 2 years.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation.  Expenditures for property acquisitions, development, construction, improvements and major renewals are capitalized.  The cost of repairs and maintenance is expensed as incurred.  Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets.  Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected as a gain or loss from operations.

The estimated useful lives are:

Leasehold improvements	1 year
Computers and office equipment	5 years
Software	3 years
Furniture and fixtures	7 years

Property and equipment consist of the following as of December 31, 2011 and 2010:

	2011	2010

Leasehold improvements	$2,400	$-
Computers and office equipment	11,998	-
Computer software	30,500	-
Furniture and fixtures	4,230	-
	49,128	-
Accumulated depreciation	(1,779)	-
	$47,349	$-

Patents and Trademarks

The Company capitalizes the costs associated with the development of its patents and trademarks including legal fees and filing costs.  In the event that legal fees are incurred to defend the patent or trademark rights, those costs are capitalized if the defense of the patent or trademark is successful. If defense of the patent or trademark is unsuccessful, the legal costs of defense and remaining unamortized costs are expensed.  Amortization is provided over the estimated useful life of 5 years using the straight-line method for financial statement purposes.

As of December 31, 2011 and 2010, the Company's patent and trademark costs are as follows:

	2011	2010

Patent and trademark costs	$18,269	$-
Accumulated amortization	(1,168)	-
	$17,101	$-

Website Development

The Company capitalizes the costs associated with the development of its website.  Other costs related to the maintenance of the website are expensed as incurred.  Amortization is provided over the estimated useful life of 3 years using the straight-line method for financial statement purposes.

As of December 31, 2011 and 2010, the Company's website development costs are as follows:

	2011	2010

Website development costs	$4,667	$-
Accumulated amortization	-	-
	$4,667	$-

The new website was placed into service in February 2012.

Impairment of Long Lived Assets

The Company periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful lives of property and equipment or whether the remaining balance of property and equipment should be evaluated for possible impairment.

In December 2011, the Company executed an agreement for the development of a new website to support the expanded web store which is expected to launch during the first quarter of 2012 (see website development note above).  As a result, the Company has determined a significant decrease in the market value of the original website and a significant adverse change in the extent or manner in which the original website will be used in subsequent periods.  An impairment loss, of $31,890, has been recognized for the year ended December 31, 2011.

Revenue Recognition

The Company recognizes product revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable.

Revenue is recorded net of an allowance for estimated returns, price concessions, and other discounts. Such allowance is reflected as a reduction to accounts receivable when the Company expects to grant credits for such items; otherwise, it is reflected as a liability.

In instances where final acceptance of the product is specified by the customer, revenue is deferred until all acceptance criteria have been met.

Marketing and Advertising

Marketing and advertising costs are expensed as incurred.  Advertising production costs are expensed in the month the advertising runs.  Media placement costs are expensed in the month during which the advertisement appears.  In addition, advertising costs include endorsement expenses and marketing contracts. Accounting for endorsement costs and marketing contracts is based upon the specific contract provisions and are generally expensed over the term of the contract.  The Company recognized marketing and advertising expense of $894,440 and $0 for the years ended December 31, 2011 and 2010, respectively.

Of the total amount expensed, and as reflected on the statement of operations, an allocation has been made to a related party classification for amounts incurred with an entity that the Chairman of the Board has ownership in.

The Company had prepaid marketing and advertising assets of $460,038 and $0 at December 31, 2011 and December 31, 2010, respectively, which is a component of prepaid expenses on the balance sheet.

Research and Development

The Company expenses research and development costs as incurred. Research and development expenses include share based compensation and fees paid to a consultant for the design, development, merchandising, sourcing and production of a clothing line.  Research and development costs for the years ended December 31, 2011 and 2010 were $366,360 and $1,000,701, respectively.

Of the total amount expensed, and as reflected on the statement of operations, an allocation has been made to a related party classification for amounts incurred with an entity that is controlled by the Company's Chief Executive Officer and Chief Operating Officer.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities at tax rates expected to be in effect when such assets or liabilities are realized or settled. Deferred income tax assets are reduced by valuation allowances when necessary.

Assessing whether deferred tax assets are realizable requires significant judgment. The Company considers all available positive and negative evidence, including historical operating performance and expectations of future operating performance. The ultimate realization of deferred tax assets is often dependent upon future taxable income and therefore can be uncertain. To the extent the Company believes it is more likely than not that all or some portion of the asset will not be realized, valuation allowances are established against the Company's deferred tax assets, which increase income tax expense in the period when such a determination is made.

Income taxes include the largest amount of tax benefit for an uncertain tax position that is more likely than not to be sustained upon audit based on the technical merits of the tax position. Settlements with tax authorities, the expiration of statutes of limitations for particular tax positions, or obtaining new information on particular tax positions may cause a change to the effective tax rate. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes on the statements of operations.

Risks and Uncertainties

The Company intends to operate in an industry that is subject to intense competition and change in consumer demand. The Company's operations are subject to significant risk and uncertainties including financial and operational risks and the potential risk of business failure. Also see Note 2 regarding liquidity and management's plan.

Share Based Payments

The Company recognizes all forms of share-based payments, including stock option grants, warrants, restricted stock grants and stock appreciation rights, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest.

Share based payments, excluding restricted stock, are valued using a Black-Scholes option pricing model.  Share based payment awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service.

When computing fair value, we have considered the following variables:

●	The risk-free interest rate assumption is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant.
●	The Company has not paid any dividends on common stock since our inception and do not anticipate paying dividends on our common stock in the foreseeable future.
●	The expected option term is computed using the "simplified" method as permitted under the provisions of Staff Accounting Bulletin ("SAB") 107. SAB 107's guidance was extended indefinitely by SAB 110.
●	The expected volatility is based on the historical volatility of our common stock based on the daily quoted closing trading prices.
●	The forfeiture rate is based on the historical forfeiture rate for our unvested stock options.

Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by weighted average number of shares of common stock outstanding during each period.  Diluted earnings (loss) per share is computed by dividing net income (loss), adjusted for changes in income or loss that resulted from the assumed conversion of convertible shares, by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

The Company had the following potential common stock equivalents at December 31, 2011 and 2010:

	2011	2010

Stock options, exercise price $0.69 - $2.26	3,045,295	-
Common stock warrants, conversion price $1.27 - $1.80	5,440,151	-
Total common stock equivalents	8,485,446	-

Since the Company incurred a net loss during 2011 and 2010, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive.  A separate computation of diluted earnings (loss) per share is not presented.

The Company has a total of 196,875 unvested options that will vest through September 2015 and a total of 25,000 unvested common stock warrants that will vest evenly at 5,000 per month through May 2012.  All options and warrants are expected to vest without forfeiture.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or non-recurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level 3: Unobservable inputs reflecting the Company's assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The Company's financial instruments consisted primarily of cash, inventory, deposits, prepaid expenses, accounts payable and accrued liabilities, accounts payable - related party, and loans payable - related party. The carrying amounts of the Company's financial instruments generally approximated their fair values as of December 31, 2011 and 2010, respectively, due to the short-term nature of these instruments.

Reclassifications

Certain prior period amounts have been reclassified to conform to current year presentation.  The reclassifications had no effect on financial condition, operations or cash flows.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The guidance in ASU 2011-04 changes the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements, including clarification of the FASB's intent about the application of existing fair value and disclosure requirements and changing a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this ASU should be applied prospectively and are effective for interim and annual periods beginning after December 15, 2011. Early adoption by public entities is not permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.